Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
	2022	2021
Buildings	$4,416,120	$-
Office equipment	10,266	10,665
Electronic equipment	75,466	74,845
Motor vehicles	323,490	315,964
Total property and equipment, at cost	4,825,342	401,474
Less: accumulated depreciation	(230,238)	(97,986)
Property and equipment, net	$4,595,104	$303,488